Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Capital Leases

The next five years of lease payments are:

Capital Lease Payments
2014	$732,950
2015	977,267
2016	977,267
2017	977,267
2018	977,267
Total future payments	4,642,016
Less debt discount due to warrants	(333,295)
Less amount representing interest	(1,265,259)
3,043,462
Less current portion of capital lease obligations	(538,187)
Capital lease obligations, excluding current installments	$2,505,275

The minimum present value of the lease payments is $3.5 million with terms of sixty months and implied interest of 14%. The next five years of lease payments are:

Capital Lease Payments
2014	$977,267
2015	977,267
2016	977,267
2017	977,267
2018	977,267
Total future payments	4,886,335
Less debt discount due to warrants	(350,838)
Less amount representing interest	(1,386,333)
3,149,164
Less current portion of capital lease obligations	(428,050)
Capital lease obligations, excluding current installments	$2,721,114